Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012 item		Dec. 31, 2011		Dec. 31, 2010
Segment Information
Number of segments																3
Operating segment results
Revenues: Transaction and processing service fees	$ 1,620.2			$ 1,612.1								$ 4,792.5		$ 4,787.6		$ 6,452.1		$ 6,330.0		$ 6,181.5
Revenues: Product sales and other	215.5	[1]		217.5	[1]							622.8	[1]	637.9	[1]	866.7	[2]	852.1	[2]	809.3	[2]
Internal revenue	17.5			15.5								49.7		45.1		61.6		65.1		62.4
Equity earnings in affiliates	47.3		43.7	43.0		44.0	27.5	44.4	47.8	33.5	27.7	136.0		114.5		158.2		153.4		117.3
Investment in unconsolidated affiliates	1,338.7		1,413.1					1,490.6				1,338.7				1,413.1		1,490.6		1,208.2
Retail and Alliance Services
Operating segment results
Revenues: Transaction and processing service fees	819.8			807.6								2,414.6		2,363.4		3,198.8		2,974.5		2,923.9
Revenues: Product sales and other	96.9			102.6								291.7		308.0		404.0		407.5		390.9
Total segment reporting revenues	916.7			910.2								2,706.3		2,671.4		3,602.8		3,382.0		3,314.8
Internal revenue	5.8			5.4								16.7		14.9		20.2		17.5		18.0
External revenue	910.9			904.8								2,689.6		2,656.5		3,582.6		3,364.5		3,296.8
Depreciation and amortization	114.1			125.5								338.2		391.5		520.1		571.1		676.2
Segment EBITDA	410.3			409.4								1,193.8		1,176.6		1,594.8		1,407.5		1,322.3
Other operating expenses and other income (expense) excluding divestitures	(16.8)			(21.9)								10.8		(28.8)		(29.1)		(0.4)		(60.2)
Expenditures for long-lived assets																25.1		33.4		27.9
Equity earnings in affiliates																137.8		118.5		104.8
Investment in unconsolidated affiliates			1,219.6					1,288.9								1,219.6		1,288.9		1,013.5
Financial Services
Operating segment results
Revenues: Transaction and processing service fees	331.1			334.5								979.5		1,011.4		1,350.0		1,350.0		1,362.2
Revenues: Product sales and other	15.3			12.6								34.7		30.0		40.1		29.5		46.8
Total segment reporting revenues	346.4			347.1								1,014.2		1,041.4		1,390.1		1,379.5		1,409.0
Internal revenue	9.1			7.8								25.5		23.4		31.5		37.8		36.0
External revenue	337.3			339.3								988.7		1,018.0		1,358.6		1,341.7		1,373.0
Depreciation and amortization	82.5			83.6								245.7		255.5		337.2		347.7		362.9
Segment EBITDA	162.7			149.5								446.5		457.2		603.1		593.5		553.0
Other operating expenses and other income (expense) excluding divestitures	(3.5)											(8.4)		(5.1)		(5.1)		(10.5)		(8.5)
Expenditures for long-lived assets																49.2		60.0		69.9
International
Operating segment results
Revenues: Transaction and processing service fees	331.4			321.9								973.0		952.6		1,291.2		1,337.9		1,237.5
Revenues: Product sales and other	92.8			95.8								269.5		276.0		391.0		388.8		353.9
Revenues: Equity earnings in affiliates	7.4			9.3								22.6		27.9		36.2		34.6		29.4
Total segment reporting revenues	431.6			427.0								1,265.1		1,256.5		1,718.4		1,761.3		1,620.8
Internal revenue	2.6			2.3								7.5		6.8		9.9		9.8		8.4
External revenue	429.0			424.7								1,257.6		1,249.7		1,708.5		1,751.5		1,612.4
Depreciation and amortization	65.0			69.9								198.5		213.2		282.9		222.7		289.9
Segment EBITDA	126.0			119.5								341.6		332.4		483.8		454.3		329.8
Other operating expenses and other income (expense) excluding divestitures	(7.3)			(5.4)								18.1		(25.7)		(24.3)		(12.1)		(26.4)
Expenditures for long-lived assets																163.9		168.0		171.3
Equity earnings in affiliates																20.4		34.9		12.5
Investment in unconsolidated affiliates			193.5					201.7								193.5		201.7		194.7
All Other and Corporate
Operating segment results
Revenues: Transaction and processing service fees	18.8			19.3								57.0		66.3		85.2		108.3		126.8
Revenues: Product sales and other	13.2			9.1								33.5		30.8		39.8		32.9		23.9
Total segment reporting revenues	32.0			28.4								90.5		97.1		125.0		141.2		150.7
External revenue	32.0			28.4								90.5		97.1		125.0		141.2		150.7
Depreciation and amortization	9.4			10.4								34.7		33.5		45.1		45.1		51.2
Segment EBITDA	(71.9)			(69.9)								(201.7)		(186.0)		(246.0)		(206.8)		(178.1)
Other operating expenses and other income (expense) excluding divestitures	(18.7)			(31.9)								(89.7)		(52.4)		(64.0)		45.8		(21.0)
Expenditures for long-lived assets																132.1		143.4		100.6
Totals
Operating segment results
Revenues: Transaction and processing service fees	1,501.1			1,483.3								4,424.1		4,393.7		5,925.2		5,770.7		5,650.4
Revenues: Product sales and other	218.2			220.1								629.4		644.8		874.9		858.7		815.5
Revenues: Equity earnings in affiliates	7.4			9.3								22.6		27.9		36.2		34.6		29.4
Total segment reporting revenues	1,726.7			1,712.7								5,076.1		5,066.4		6,836.3		6,664.0		6,495.3
Internal revenue	17.5			15.5								49.7		45.1		61.6		65.1		62.4
External revenue	1,709.2			1,697.2								5,026.4		5,021.3		6,774.7		6,598.9		6,432.9
Depreciation and amortization	271.0			289.4								817.1		893.7		1,185.3		1,186.6		1,380.2
Segment EBITDA	627.1			608.5								1,780.2		1,780.2		2,435.7		2,248.5		2,027.0
Other operating expenses and other income (expense) excluding divestitures	(46.3)			(59.2)								(69.2)		(112.0)		(122.5)		22.8		(116.1)
Expenditures for long-lived assets																370.3		404.8		369.7
Equity earnings in affiliates																158.2		153.4		117.3
Investment in unconsolidated affiliates			$ 1,413.1					$ 1,490.6								$ 1,413.1		$ 1,490.6		$ 1,208.2

[1]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $40.3 million and $122.0 million for the three and nine months ended September 30, 2013, respectively, and $40.7 million and $119.4 million for the comparable periods in 2012.
[2]	Includes processing fees, administrative service fees and other fees charged to merchant alliances accounted for under the equity method of $159.8 million, $146.0 million and $134.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.